Consolidated statements of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Consolidated statements of cash flows [Abstract]
Cash and cash equivalents at the beginning of the year	[1]	€ 1,425	[2]	€ 1,688	[2]	€ 1,939
Profit (loss)	[1]	1,195	[3],[4]	1,173	[4],[5]	1,097	[3]
Results of discontinued operations, net of income tax	[1],[3],[6]	(10)		(19)		(213)
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Depreciation, amortization, and impairment of fixed assets	[1]	1,520		1,402		1,089
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Impairment of goodwill and other non-current financial assets	[1]	144		97		1
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Share-based compensation	[1]	115		98		97
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Net gain on sale of assets	[1]	2		77		71
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Interest income	[1]	14		27		31
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Interest expense on debt, borrowings, and other liabilities	[1]	160		174		165
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Income taxes	[1]	284		337		193
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Investments in associates, net of income taxes	[1]	8		6		2
Decrease (increase) in working capital	[1]	87		819		179
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Decrease (increase) in receivables and other current assets	[1]	87		(274)		(97)
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Decrease (Increase) in inventories	[1]	(584)		(175)		(394)
Adjustments to reconcile net income to net cash provided by (used for) operating activities: Increase (decrease) in accounts payable, accrued and other current liabilities	[1]	411		(369)		311
Decrease (increase) in non-current receivables, other assets and other liabilities	[1]	40		122		(49)
Increase (decrease) in provisions	[1]	(87)		27		(271)
Other items	[1]	13		(5)		(59)
Interest paid	[1]	148		172		170
Interest received	[1]	15		27		35
Dividends received from investments in associates	[1]	4		12		20
Income taxes paid	[1]	394		363		301
Net cash provided by (used for) operating activities	[1]	2,777		2,031		1,780
Cash flows from investing activities - Net capital expenditures	[1]	924		978		796
Cash flows from investing activities - Purchase of intangible assets	[1]	127		156		123
Cash flows from investing activities - Expenditures on development assets	[1]	302		339		298
Cash flows from investing activities - Capital expenditures on property, plant and equipment	[1]	513		518		422
Cash flows from investing activities - Proceeds from sales of property, plant and equipment	[1]	18		35		46
Cash flows from investing activities - Net proceeds from (cash used for) derivatives and current financial assets	[1]	(13)		385		(175)
Cash flows from investing activities - Purchase of other non-current financial assets	[1]	131		63		34
Cash flows from investing activities - Proceeds from other non-current financial assets	[1]	65		162		77
Cash flows from investing activities - Purchase of businesses, net of cash acquired	[1]	317		255		628
Cash flows from investing activities - Net proceeds from sale of interests in businesses, net of cash disposed of	[1]	4		146		70
Net cash provided by (used for) for investing activities	[1]	(1,316)		(603)		(1,486)
Cash flows from financing activities - Proceeds from issuance (payments on) short-term debt	[1]	16		23		34
Cash flows from financing activities - Principal payments on short-term portion of long-term debt	[1]	298		761		1,161
Cash flows from financing activities - Proceeds from issuance of long-term debt	[1]	1,065		847		1,287
Cash flows from financing activities - Re-issuance of treasury shares	[1]	46		58		94
Cash flows from financing activities - Purchase of treasury shares	[1]	343		1,376		1,042
Cash flows from financing activities - Dividends paid to shareholders of Koninklijke Philips N.V.	[1]	1		453		401
Cash flows from financing activities - Dividends paid to shareholders of non-controlling interests	[1]	2		2		3
Net cash provided by (used for) financing activities	[1]	483		(1,665)		(1,192)
Net cash provided by (used for) continuing operations	[1]	1,944		(237)		(898)
Net cash provided by (used for) discontinued operations	[1]	(88)		(25)		647
Net cash provided by (used for) continuing and discontinued operations	[1]	1,856		(262)		(251)
Effect of changes in exchange rates on cash and cash equivalents	[1]	(55)		(2)		0
Cash and cash equivalents at the end of the period	[1],[2]	€ 3,226		€ 1,425		€ 1,688

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[4]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[5]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[6]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.